Acquisitions (Details Narrative) - USD ($)			12 Months Ended
	Mar. 15, 2019	Sep. 27, 2018	Mar. 31, 2019	Dec. 13, 2018	Aug. 20, 2018
Cash payment		$ 250,000
Contingent Consideration Payable		1,250,000
SW Kenetics Inc [Member]
Cash payment				$ 50,000
Contingent Consideration Payable				$ 50,000
SW Kenetics Inc [Member]
Number of shares issued in acquisition			1,700,002
Cash payment		250,000
Contingent Consideration Payable		$ 1,250,000
SW Kenetics Inc [Member] | Claw Back Provisions [Member]
Number of shares issued in acquisition		1,700,002
Cash payment					$ 250,000
Common stock weighted average share price					$ 2.72
SW Kenetics Inc [Member] | Restricted Stock [Member]
Number of shares issued in acquisition		1,700,002
Jagemann Stamping Company's [Member]
Number of shares issued in acquisition	4,750,000		4,750,000
Cash payment	$ 7,000,000
Contingent Consideration Payable	$ 10,400,000
Common stock weighted average share price	$ 2.00